Definite-Lived Intangible Assets, Net (Tables)	12 Months Ended
Mar. 31, 2026
Definite-Lived Intangible Assets, Net [Abstract]
Schedule of Definite-Lived Intangible Assets

Definite-lived intangible assets consisted of the following:

	March 31,	March 31,
	2026	2025

Customer relationships	$9,633,962	$4,594,812
License	139,865	139,865
Trademark	224,809	224,809
Less: accumulated amortization	(3,851,746)	(2,751,634)
Total definite-lived intangible assets	$6,146,890	$2,207,852

Schedule of Definite-Lived Intangible Assets Amortization Expense

The following table sets forth the Company’s amortization expense for the next five years ending:

Amortization
expenses
Twelve months ending March 31, 2027	$1,670,018
Twelve months ending March 31, 2028	558,381
Twelve months ending March 31, 2029	726,164
Twelve months ending March 31, 2030	881,848
Twelve months ending March 31, 2031 and thereafter	2,310,479
Total	$6,146,890